NOTE 17 WARRANTS (Detail) - Schedule of Warrant Valuation (Ruby Development Co September 27, 2010 [Member], USD $)	12 Months Ended
Dec. 31, 2011
Ruby Development Co September 27, 2010 [Member]
Stock Price on Measurement Date (in Dollars per share)	$ 0.015
Exercise Price of Warrants (in Dollars per Item)	0.02
Term of Warrants (years)	2 years 94 days
Computed Volatility	440.00%
Annual Dividends	0.00%
Discount Rate	0.44%